CORPORATE INFORMATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
CORPORATE INFORMATION AND NATURE OF OPERATIONS
CORPORATE INFORMATION AND NATURE OF OPERATIONS

1.CORPORATE INFORMATION AND NATURE OF OPERATIONS

Orla Mining Ltd. was incorporated in Alberta in 2007 and was continued into British Columbia in 2010 and subsequently into Ontario under the Business Corporations Act (Ontario) in 2014.  The “Company”, “Orla”, “we”, and “our” refer to Orla Mining Ltd. and its subsidiaries.  The registered office of the Company is located at Suite 202, 595 Howe Street, Vancouver, Canada.

The Company is engaged in the acquisition, exploration, and development of mineral properties, and holds the Camino Rojo gold and silver project in Zacatecas State, Mexico, and the Cerro Quema gold project in Panama.

These consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations.  Different bases of measurement may be appropriate if the Company is not expected to continue operations for the foreseeable future. The Company’s ability to continue as a going concern for the next twelve months involves significant judgement. As at December 31, 2020, the Company had not advanced any of its properties to commercial production and may require further financings. During the second quarter of 2020, the Company completed a C$75 million ($53 million) equity financing.  To the end of the reporting period, the Company had received $75 million of a $125 million project loan facility in respect of the Camino Rojo project.

Historically the Company's primary source of funding has been the issuance of equity securities for cash through prospectus offerings and private placements to sophisticated investors and institutions. We have successfully raised equity and debt financing in many of the past few years, in the form of private placement financings, the exercise of warrants and options, and debt. While we believe that this success will continue our access to exploration and construction financing is always uncertain, and there can be no assurance of continued access to sources of significant equity or debt funding until we can generate cash from operations.  We expect to fund operating costs of the Company over the next twelve months with cash on hand, and the third tranche of $50 million on the project loan. After considering its plans to mitigate the going concern risk, management has concluded that there are no material uncertainties related to events or conditions that may cast significant doubt upon the Company’s ability to continue as a going concern for a period of twelve months from the balance sheet date.

Since the beginning of 2020, there has been a global outbreak of the novel coronavirus (“COVID‑19”), which has had an impact on businesses through the restrictions put in place by the governments in the various jurisdictions where the Company conducts its activities.  In common with all businesses in the jurisdictions in which we operate, our activities are restricted by government orders related to, among others, travel, business operations, and stay-at-home orders.  As at December 31, 2020 and as of the date of these financial statements, mining and construction are permitted economic activities in the respective jurisdictions and the sites are operating in compliance with the country specific and Company requirements. We are monitoring the potential impacts from the pandemic on areas including equipment delivery and logistics, materials for construction and operation, other necessities, as well as construction costs and schedule, and community and government relations. Delays to construction, permit amendments and exploration programs may occur due to the COVID‑19 pandemic, notwithstanding the Company having taken steps to minimize potential impacts to the projects including additional costs related to COVID‑19 safety measures.